Goodwill and Other Intangible Assets - Estimated Amortization Expense for Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
2012	$ 34
2013	24
2014	13
2015	8
2016	5
Thereafter	12
Total	96
Core Deposits [Member]
2012	21
2013	13
2014	4
2015	0
2016	0
Thereafter	0
Total	38
Other [Member]
2012	13
2013	11
2014	9
2015	8
2016	5
Thereafter	12
Total	$ 58